Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Employee benefits: variable compensation
Employee benefits: variable compensation [text block]

Note 27 Employee benefits: variable compensation

a) Plans offered

The Group has several share-based and other compensation plans that align the interests of Group Executive Board (GEB) members, Key Risk Takers (KRTs) and other employees with the interests of shareholders and other investors. These compensation plans are also designed to meet regulatory requirements. Section a) of this Note provides a description of the most significant compensation plans.

  Refer to Note 1a item 6 for a description of the accounting policy related to share-based and other compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP):

The EOP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. These employees receive at least 60% of their deferred performance award under the EOP in notional shares.

EOP awards granted to GEB members and certain other employees only vest if both Group and business division performance conditions are met. Group performance is measured based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of the business division’s average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses RoAE.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted before February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, awards that have been granted in February 2018 for the performance year 2017 to individuals who are deemed to be Material Risk Takers (MRTs) based on regulatory guidance in the EU do not carry such a dividend equivalent. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Deferred Contingent Capital Plan (DCCP):

The DCCP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. DCCP awards granted up to January 2015 represent a right to receive a cash payment at vesting. For awards granted since February 2015, DCCP takes the form of notional additional tier 1 (AT1) capital instruments, which can be settled in the form of either a cash payment or a perpetual, marketable AT1 capital instrument, at the discretion of UBS. Awards vest in full after five years and up to seven years for certain employees subject to specific regulation in the UK unless there is a trigger event.

Awards are written down if the Group’s common equity tier 1 (CET1) capital ratio falls below 10% for GEB members and below 7% for all other employees. Awards are also forfeited if a viability event occurs, that is, if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if the firm receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

For awards granted up to January 2015, interest on the awards is paid annually, provided that UBS achieved an adjusted profit before tax in the preceding year. For awards granted since February 2015, interest payments are discretionary. Awards granted to MRTs since February 2018 are not eligible for interest payments. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

In 2017, UBS modified the terms of the majority of DCCP awards that were granted for the performance years 2012 and 2013 by removing the service period requirement. This resulted in a CHF 36 million expense in 2017, of which CHF 25 million related to the Investment Bank.

Asset Management EOP:

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Wealth Management Americas financial advisor compensation

In line with market practice for US wealth management businesses, the compensation for financial advisors in Wealth Management Americas is comprised of production payout and deferred compensation awards. Production payout, paid monthly in the form of non-deferred cash payments, is primarily based on compensable revenue.

Financial advisors may also qualify for deferred compensation awards, which vest over various time periods of up to 10 years. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.

Strategic objective awards

Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards with a vesting period of up to 6 years.

Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were also allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vest upon contribution. Company contributions and voluntary contributions are credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant may elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and early 2018. The awards are distributed over seven years, with the exception of 2018 awards, which will be distributed over five years.

Other compensation plans

Equity Plus Plan (Equity Plus):

Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains in employment, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash.

Role-based allowances (RBAs):

Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is only paid as long as the employee is within such a role. RBAs are offered in line with market practice and are generally paid in cash. In the UK, RBAs are awarded in cash and, above a certain threshold, in blocked UBS shares. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

Senior Executive Equity Ownership Plan (SEEOP):

Up to February 2012, GEB members and selected senior executives received a portion of their mandatory deferral in UBS shares or notional shares, which vested in equal installments over a five-year vesting period and were forfeitable if certain conditions had not been met. The employee’s business division or the Group as a whole had to be profitable in the financial year preceding scheduled vesting. Awards granted under SEEOP were settled by delivering UBS shares at vesting. No SEEOP awards have been granted since 2012.

Senior Executive Stock Option Plan (SESOP):

Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the fair market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.

Long-Term Deferred Retention Senior Incentive Scheme (LTDRSIS):

Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP):

Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.

Share delivery obligations

Share delivery obligations related to employee share-based compensation awards were 166 million shares as of 31 December 2017, unchanged from 31 December 2016. Share delivery obligations are calculated on the basis of unvested notional share awards, options and stock appreciation rights, taking applicable performance conditions into account.

As of 31 December 2017, UBS held 132 million treasury shares (31 December 2016: 138 million) that were available to satisfy share delivery obligations. Treasury shares held are delivered to employees at exercise or vesting. However, share delivery obligations related to certain options and stock appreciation rights can also be satisfied by shares issued out of conditional capital. As of 31 December 2017, the number of UBS Group AG shares that could have been issued out of conditional capital for this purpose was 128 million (31 December 2016: 130 million).

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information on compensation expenses related to total variable compensation, including financial advisor compensation in Wealth Management Americas, that were recognized in the financial year ended 31 December 2017, as well as expenses that were deferred and will be recognized in the income statement for 2018 and later. The majority of expenses deferred to 2018 and later that are related to the performance year 2017 relates to awards granted in February 2018. The total compensation expense for unvested share-based awards granted up to 31 December 2017 will be recognized in future periods over a weighted average period of 2.1 years.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
CHF million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,047	(25)	2,022	0	0	0
Deferred compensation awards	392	676	1,068	590	679	1,270
of which: Equity Ownership Plan	235	337	572	323	284	607
of which: Deferred Contingent Capital Plan	132	304	437	241	367	607
of which: Asset Management EOP	25	31	55	27	26	52
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,439	651	3,090	590	679	1,270
Replacement payments	13	58	71	84	42	126
Forfeiture credits	0	(105)	(105)	0	0	0
Severance payments	111	0	111	0	0	0
Retention plan and other payments	25	37	62	30	32	61
Deferred Contingent Capital Plan: interest expense	0	109	109	78	216	294
Total variable compensation – other	148	99	248	191	291	482
Financial advisor compensation	2,995	252	3,247	153	779	932
of which: non-deferred cash	2,836	0	2,836	0	0	0
of which: deferred share-based awards	56	44	100	69	117	186
of which: deferred cash-based awards	102	209	311	84	662	746
Compensation commitments with recruited financial advisors[1]	30	710	740	360	2,009	2,369
Total Wealth Management Americas: Financial advisor compensation	3,025	962	3,986	513	2,788	3,300
Total variable compensation including WMA FA compensation	5,613	1,712	7,324[2]	1,294	3,758	5,052
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 698 million in expenses related to share-based compensation (performance awards: CHF 572 million; other variable compensation: CHF 26 million; Wealth Management Americas financial advisor compensation: CHF 100 million). A further CHF 99 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 25 million, related to role-based allowances; Social security: CHF 50 million; Other personnel expenses: CHF 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 721 million.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
CHF million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,817	(42)	1,775	0	0	0
Deferred compensation awards	373	825	1,198	671	856	1,527
of which: Equity Ownership Plan	214	485	699	372	356	727
of which: Deferred Contingent Capital Plan	133	295	428	266	468	735
of which: Asset Management EOP	26	39	65	34	27	60
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,191	781	2,972	671	856	1,527
Replacement payments	24	62	86	40	31	71
Forfeiture credits	0	(73)	(73)	0	0	0
Severance payments	217	0	217	0	0	0
Retention plan and other payments	25	49	74	24	27	50
Deferred Contingent Capital Plan: interest expense	0	113	113	98	243	341
Total variable compensation – other	266	151	418	162	301	463
Financial advisor compensation	2,651	247	2,898	196	893	1,089
of which: non-deferred cash	2,506	0	2,506	0	0	0
of which: deferred share-based awards	33	48	81	57	120	177
of which: deferred cash-based awards	112	199	311	139	773	912
Compensation commitments with recruited financial advisors[1]	43	756	799	607	2,120	2,727
Total Wealth Management Americas: Financial advisor compensation	2,695	1,002	3,697	804	3,013	3,816
Total variable compensation including WMA FA compensation	5,152	1,935	7,087[2]	1,637	4,169	5,806
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2. Includes CHF 820 million in expenses related to share-based compensation (performance awards: CHF 699 million; other variable compensation: CHF 40 million; Wealth Management Americas financial advisor compensation: CHF 81 million). A further CHF 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 39 million, related to role-based allowances; Social security: CHF 27 million; Other personnel expenses: CHF 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 861 million.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2015			Expenses deferred to 2016 and later
CHF million	Related to the performance year 2015	Related to prior performance years	Total	Related to the performance year 2015	Related to prior performance years	Total
Non-deferred cash	2,073	(94)	1,980	0	0	0
Deferred compensation awards	461	769	1,230	900	822	1,722
of which: Equity Ownership Plan	261	461	722	524	338	861
of which: Deferred Contingent Capital Plan	172	258	429	343	446	789
of which: Asset Management EOP	28	38	67	34	35	69
of which: Other performance awards	0	12	12	0	3	3
Total variable compensation – performance awards	2,535	675	3,210	900	822	1,722
Replacement payments	11	65	76	72	41	114
Forfeiture credits	0	(86)	(86)	0	0	0
Severance payments	157	0	157	0	0	0
Retention plan and other payments	15	102	117	15	52	67
Deferred Contingent Capital Plan: interest expense	0	81	81	160	200	360
Total variable compensation – other	184	162	346	248	293	541
Financial advisor compensation	2,629	187	2,816	776	571	1,347
of which: non-deferred cash	2,460	0	2,460	0	0	0
of which: deferred share-based awards	37	45	82	66	115	182
of which: deferred cash-based awards	132	142	275	710	456	1,166
Compensation commitments with recruited financial advisors[1]	43	692	735	940	1,899	2,839
Total Wealth Management Americas: Financial advisor compensation	2,673	879	3,552	1,716	2,470	4,186
Total variable compensation including WMA FA compensation	5,391	1,716	7,108[2]	2,864	3,585	6,449
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 858 million in expenses related to share-based compensation (performance awards: CHF 722 million; other variable compensation: CHF 54 million; Wealth Management Americas financial advisor compensation: CHF 82 million). A further CHF 108 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 26 million, related to role-based allowances; Social security: CHF 61 million; Other personnel expenses: CHF 21 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 858 million.

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP plan during 2017 and 2016 are provided in the table below.

Movements in outstanding share and performance share awards granted under the EOP
	Number of shares 2017	Weighted averagegrant date fair value(CHF)	Number of shares 2016	Weighted averagegrant date fair value(CHF)
Outstanding, at the beginning of the year	165,626,088	15	144,185,104	17
Shares awarded during the year	63,872,651	14	82,473,059	14
Distributions during the year	(58,756,089)	16	(56,018,881)	16
Forfeited during the year	(7,906,936)	15	(5,013,194)	15
Outstanding, at the end of the year	162,835,713	15	165,626,088	15
of which: shares vested for accounting purposes	74,883,139		73,913,272

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2017 and 31 December 2016 was CHF 55 million and CHF 50 million, respectively.

Option awards

No option awards have been granted since 2009. Movements in outstanding option awards during 2017 and 2016 are provided in the table below.

Movements in outstanding option awards
	Number of options 2017	Weighted averageexercise price (CHF)	Number of options 2016	Weighted averageexercise price (CHF)
Outstanding, at the beginning of the year	55,913,291	39	80,848,217	45
Exercised during the year[1]	(1,632,319)	12	(624,554)	12
Forfeited during the year	(38,995)	27	(51,065)	43
Expired unexercised	(21,658,809)	61	(24,259,307)	61
Outstanding, at the end of the year	32,583,168	25	55,913,291	39
Exercisable, at the end of the year	32,583,168	25	55,913,291	39
1 The weighted average share price upon option exercise was CHF 16.73 in 2017 (2016: CHF 15.69), resulting in an intrinsic value of CHF 8 million of options exercised during 2017 (2016: CHF 3 million).

The table below provides additional information about options outstanding as of 31 December 2017.

	Options outstanding
Range of exercise prices	Number of options outstanding	Weighted averageexercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
10.21–15.00	6,139,267	11.37	40.3	1.1
15.01–25.00	6,729,572	19.12	5.3	1.2
25.01–35.00	18,565,697	31.43	0.0	0.2
35.01–45.00	1,146,032	35.67	0.0	0.2
45.01–55.00	2,600	46.02	0.0	0.0
10.21–55.00	32,583,168		45.7

SAR awards

No SAR awards have been granted since 2009. Movements in outstanding SAR awards during 2017 and 2016 are provided in the table below.

Movements in outstanding SAR awards
	Number of SARs 2017	Weighted average exercise price (CHF)	Number of SARs 2016	Weighted average exercise price (CHF)
Outstanding, at the beginning of the year	10,807,315	12	12,519,765	12
Exercised during the year[1]	(2,212,700)	11	(1,579,449)	11
Forfeited during the year	(23,000)	11	(6,000)	11
Expired unexercised	(58,200)	13	(127,001)	12
Outstanding, at the end of the year	8,513,415	12	10,807,315	12
Exercisable, at the end of the year	8,513,415	12	10,807,315	12
1 The weighted average share price upon exercise of SARs was CHF 16.70 in 2017 (2016: CHF 15.36), resulting in an intrinsic value of CHF 12 million of SARs exercised during 2017 (2016: CHF 6 million).

The table below provides additional information about SARs outstanding as of 31 December 2017.

	SARs outstanding
Range of exercise prices	Number of SARs outstanding	Weighted average exercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
9.35–12.50	8,174,915	11.34	54.0	1.1
12.51–15.00	2,500	14.85	0.0	1.4
15.01–17.50	42,000	16.80	0.0	1.4
17.51–20.00	294,000	19.25	0.0	1.7
9.35–20.00	8,513,415		54.0

d) Valuation

UBS share awards

UBS measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2017 was approximately 20.2% (2016: 18.1%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.

UBS options and SARs awards

The fair values of options and SARs have been determined using a standard closed-formula option valuation model. The expected term of each instrument is calculated on the basis of historical employee exercise behavior patterns, taking into account the share price, strike price, vesting period and the contractual life of the instrument. The term structure of volatility is derived from the implied volatilities of traded options on UBS shares in combination with the observed long-term historical share price volatility. Expected future dividends are derived from traded UBS options or from the historical dividend pattern.

UBS AG
Disclosure of Employee benefits: variable compensation
Employee benefits: variable compensation [text block]

Note 27 Employee benefits: variable compensation

a) Plans offered

UBS has several share-based and other compensation plans that align the interests of Group Executive Board (GEB) members, Key Risk Takers (KRTs) and other employees with the interests of shareholders and other investors. These compensation plans are also designed to meet regulatory requirements. Section a) of this Note provides a description of the most significant compensation plans.

For the majority of variable compensation awards granted under such plans to employees of UBS AG, the grantor entity is UBS Group AG. Expenses associated with these awards are charged by UBS Group AG to UBS AG. For the purpose of this Note, references to shares refer to UBS Group AG shares.

  Refer to Note 1a item 6 for a description of the accounting policy related to share-based and other compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. These employees receive at least 60% of their deferred performance award under the EOP in notional shares.

EOP awards granted to GEB members and certain other employees only vest if both Group and business division performance conditions are met. Group performance is measured based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of the business division’s average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses RoAE.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Notional shares granted before February 2014 have no rights to dividends, whereas awards granted since February 2014 carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, awards that have been granted in February 2018 for the performance year 2017 to individuals who are deemed to be Material Risk Takers (MRTs) based on regulatory guidance in the EU do not carry such a dividend equivalent. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following grant (for GEB members, generally after three, four and five years). The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees with total compensation greater than CHF / USD 300,000. DCCP awards granted up to January 2015 represent a right to receive a cash payment at vesting. For awards granted since February 2015, DCCP takes the form of notional additional tier 1 (AT1) capital instruments, which can be settled in the form of either a cash payment or a perpetual, marketable AT1 capital instrument, at the discretion of UBS. Awards vest in full after five years and up to seven years for certain employees subject to specific regulation in the UK unless there is a trigger event.

Awards are written down if the Group’s common equity tier 1 (CET1) capital ratio falls below 10% for GEB members and below 7% for all other employees. Awards are also forfeited if a viability event occurs, that is, if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if the firm receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

For awards granted up to January 2015, interest on the awards is paid annually, provided that UBS achieved an adjusted profit before tax in the preceding year. For awards granted since February 2015, interest payments are discretionary. Awards granted to MRTs since February 2018 are not eligible for interest payments. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Asset Management EOP

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Wealth Management Americas financial advisor compensation

In line with market practice for US wealth management businesses, the compensation for financial advisors in Wealth Management Americas is comprised of production payout and deferred compensation awards. Production payout, paid monthly in the form of non-deferred cash payments, is primarily based on compensable revenue.

Financial advisors may also qualify for deferred compensation awards, which vest over various time periods of up to 10 years. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.

Strategic objective awards

Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards with a vesting period of up to six years.

Through performance year 2016, strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS AG company contributions), participants were also allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vest upon contribution. Company contributions and voluntary contributions are credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant may elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to ten years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceed defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and early 2018. The awards are distributed over seven years, with the exception of 2018 awards, which will be distributed over five years.

Other compensation plans

Equity Plus Plan (Equity Plus)

Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and / or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains in employment, the notional shares vest. For notional shares granted since April 2014, employees are entitled to receive a dividend equivalent, which may be paid in notional shares and / or cash.

Role-based allowances (RBAs)

Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is only paid as long as the employee is within such a role. RBAs are offered in line with market practice and are generally paid in cash. In the UK, RBAs are awarded in cash and, above a certain threshold, in blocked UBS shares. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

Senior Executive Equity Ownership Plan (SEEOP)

Up to February 2012, GEB members and selected senior executives received a portion of their mandatory deferral in UBS shares or notional shares, which vested in equal installments over a five-year vesting period and were forfeitable if certain conditions had not been met. The employee’s business division or the Group as a whole had to be profitable in the financial year preceding scheduled vesting. Awards granted under SEEOP were settled by delivering UBS shares at vesting. No SEEOP awards have been granted since 2012.

Senior Executive Stock Option Plan (SESOP)

Up to February 2008, GEB members and selected senior executives were granted UBS options with a strike price set at 110% of the fair market value of a UBS share on the grant date. These awards vested in full following a three-year vesting period and generally expire ten years from the grant date. No SESOP awards have been granted since 2008.

Long-Term Deferred Retention Senior Incentive Scheme (LTDRSIS)

Awards under the LTDRSIS were granted to employees in Australia up to and including 2014 and represented a profit share amount based on the profitability of the Australian business. Awards vested after three years and included an arrangement that allowed for unpaid installments to be reduced if the business recorded a loss for the calendar year preceding vesting. The awards were generally forfeitable upon voluntary termination of employment with UBS.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP)

Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. A SAR gives employees the right to receive a number of UBS shares equal to the value of any market price increase of a UBS share between the grant date and the exercise date. One option entitles the holder to acquire one registered UBS share at the option’s strike price. SARs and options are settled by delivering UBS shares, except in jurisdictions where this is not permitted for legal reasons. No options or SARs awards have been granted since 2009.

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information on compensation expenses related to total variable compensation, including financial advisor compensation in Wealth Management Americas, that were recognized in the financial year ended 31 December 2017, as well as expenses that were deferred and will be recognized in the income statement for 2018 and later. The majority of expenses deferred to 2018 and later that are related to the performance year 2017 relates to awards granted in February 2018. The total compensation expense for unvested share-based awards granted up to 31 December 2017 will be recognized in future periods over a weighted average period of 2.1 years.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
CHF million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	1,944	(24)	1,920	0	0	0
Deferred compensation awards	385	691	1,076	575	668	1,243
of which: Equity Ownership Plan	231	357	588	314	279	593
of which: Deferred Contingent Capital Plan	130	299	429	234	360	594
of which: Asset Management EOP	25	31	55	27	26	52
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,329	667	2,996	575	668	1,243
Replacement payments	12	57	69	79	40	119
Forfeiture credits	0	(104)	(104)	0	0	0
Severance payments	93	0	93	0	0	0
Retention plan and other payments	24	37	61	29	31	61
Deferred Contingent Capital Plan: interest expense	0	108	108	78	212	290
Total variable compensation – other	129	98	227	186	283	470
Financial advisor compensation	2,995	252	3,247	153	779	932
of which: non-deferred cash	2,836	0	2,836	0	0	0
of which: deferred share-based awards	56	44	100	69	117	186
of which: deferred cash-based awards	102	209	311	84	662	746
Compensation commitments with recruited financial advisors[1]	30	710	740	360	2,009	2,369
Total Wealth Management Americas: Financial advisor compensation	3,025	962	3,986	513	2,788	3,300
Total variable compensation including WMA FA compensation	5,483	1,727	7,209[2]	1,274	3,739	5,013
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 713 million in expenses related to share-based compensation (performance awards: CHF 588 million; other variable compensation: CHF 25 million; Wealth Management Americas financial advisor compensation: CHF 100 million). A further CHF 95 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 25 million, related to role-based allowances; Social security: CHF 48 million; Other personnel expenses: CHF 22 million, related to the Equity Plus Plan).

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
CHF million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,808	(41)	1,767	0	0	0
Deferred compensation awards	373	823	1,196	671	856	1,527
of which: Equity Ownership Plan	214	484	698	372	356	727
of which: Deferred Contingent Capital Plan	133	295	428	266	468	735
of which: Asset Management EOP	26	39	65	34	27	60
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,181	782	2,963	671	856	1,527
Replacement payments	24	62	86	40	31	71
Forfeiture credits	0	(73)	(73)	0	0	0
Severance payments	217	0	217	0	0	0
Retention plan and other payments	25	51	76	24	27	50
Deferred Contingent Capital Plan: interest expense	0	112	112	98	243	341
Total variable compensation – other	265	151	418	162	301	463
Financial advisor compensation	2,651	247	2,898	196	893	1,089
of which: non-deferred cash	2,506	0	2,506	0	0	0
of which: deferred share-based awards	33	48	81	57	120	177
of which: deferred cash-based awards	112	199	311	139	773	912
Compensation commitments with recruited financial advisors[1]	43	756	799	607	2,120	2,727
Total Wealth Management Americas: Financial advisor compensation	2,695	1,002	3,697	804	3,013	3,816
Total variable compensation including WMA FA compensation	5,142	1,935	7,078[2]	1,637	4,169	5,806
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2. Includes CHF 819 million in expenses related to share-based compensation (performance awards: CHF 698 million; other variable compensation: CHF 40 million; Wealth Management Americas financial advisor compensation: CHF 81 million). A further CHF 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 39 million, related to role-based allowances; Social security: CHF 27 million; Other personnel expenses: CHF 24 million, related to the Equity Plus Plan).

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2015			Expenses deferred to 2016 and later
CHF million	Related to the performance year 2015	Related to prior performance years	Total	Related to the performance year 2015	Related to prior performance years	Total
Non-deferred cash	2,073	(94)	1,979	0	0	0
Deferred compensation awards	461	769	1,230	900	822	1,722
of which: Equity Ownership Plan	261	461	722	524	338	861
of which: Deferred Contingent Capital Plan	172	258	429	343	446	789
of which: Asset Management EOP	28	38	67	34	35	69
of which: Other performance awards	0	12	12	0	3	3
Total variable compensation – performance awards	2,534	675	3,209	900	822	1,722
Replacement payments	11	65	76	72	41	114
Forfeiture credits	0	(86)	(86)	0	0	0
Severance payments	157	0	157	0	0	0
Retention plan and other payments	15	103	118	15	52	67
Deferred Contingent Capital Plan: interest expense	0	80	80	160	200	360
Total variable compensation – other	184	162	346	248	293	541
Financial advisor compensation	2,629	187	2,816	776	571	1,347
of which: non-deferred cash	2,460	0	2,460	0	0	0
of which: deferred share-based awards	37	45	82	66	115	182
of which: deferred cash-based awards	132	142	275	710	456	1,166
Compensation commitments with recruited financial advisors[1]	43	692	735	940	1,899	2,839
Total Wealth Management Americas: Financial advisor compensation	2,673	879	3,552	1,716	2,470	4,186
Total variable compensation including WMA FA compensation	5,391	1,716	7,107[2]	2,864	3,585	6,449
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 858 million in expenses related to share-based compensation (performance awards: CHF 722 million; other variable compensation: CHF 54 million; Wealth Management Americas financial advisor compensation: CHF 82 million). A further CHF 108 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 26 million, related to role-based allowances; Social security: CHF 61 million; Other personnel expenses: CHF 21 million, related to the Equity Plus Plan).

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP plan during 2017 and 2016 are provided in the table below. The awards presented are granted by UBS AG, but are based on UBS Group AG shares.

Movements in outstanding share and performance share awards granted under the EOP
	Number of shares2017	Weighted average grant date fair value (CHF)	Number of shares2016	Weighted average grant date fair value (CHF)
Outstanding, at the beginning of the year	512,185	16	427,443	18
Shares awarded during the year	117,082	14	199,755	13
Distributions during the year	(212,984)	16	(115,014)	18
Forfeited during the year	(11,563)	14	0	0
Outstanding, at the end of the year	404,720	14	512,185	16
of which: shares vested for accounting purposes	132,117		189,953

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2017 and 31 December 2016 was CHF 5 million and CHF 7 million, respectively.

d) Valuation

Share awards

UBS AG measures compensation expense based on the average market price of the UBS Group AG share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.